Property, Plant And Equipment - Summary of Property, Plant And Equipment (Parenthetical) (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) Agreements	Dec. 31, 2019 EUR (€)	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 112,719	€ 34,947		€ 7,972
Right-of-use assets			€ 5,720
UNITED STATES
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		23,770
Number of Lease Agreements | Agreements	3
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 131,104	45,398		€ 10,852	€ 7,905
Modification of lease	24,506	22
Office And Factory Buildings [Member] | UNITED KINGDOM
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		24,683
Leased Buildings [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	93,575	23,945
Leased Buildings [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ (6,559)	€ (3,549)